CONCENTRATIONS	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

17. CONCENTRATIONS

Concentrations of Credit Risk

As of June 30, 2025 and December 31, 2024, cash and cash equivalents balances in the PRC are $1,424,211 and $1,379,434, respectively, which were primarily deposited in financial institutions located in Mainland China. Each bank account is insured by The People’s Bank of China (the central bank of China) with the maximum limit of RMB500,000 (equivalent to $70,692). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of Customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of June 30, 2025 and December 31, 2024:

	As of		As of
	June 30,		December 31,
	2025		2024
	Amount	% of Total	Amount		% of Total
A	$500,249	20.01%	$	*	*	%
B	489,332	19.57%		795,879	52.82%
C	378,980	15.16%		*	*	%
D	374,882	15.00%		*	*	%
E	262,855	10.51%		*	*	%
F	*	* %		316,273	20.99%
Total	$2,006,298	80.25%		$1,112,152	73.81%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the six months ended June 30, 2025 and 2024.

	For the six months ended June 30,
	2025			2024
Customer	Amount	% of Total		Amount	% of Total
A	$3,607,257	29.83%		$3,022,476	24.91%
B	*	*	%	2,050,295	16.90%
C	*	*	%	1,298,049	10.70%
Total	$3,607,257	29.83%		$6,370,820	52.51%

The following table sets forth information as to each supplier that accounted for 10% or more of accounts payable as of June 30, 2025 and December 31, 2024:

	As of		As of
	June 30,		December 31,
	2025		2024
Suppliers	Amount	% of Total	Amount	% of Total
A	$404,718	25.24%	$417,196	18.81%
B	330,361	20.60%	324,219	14.62%
C	230,211	14.36%	225,931	10.19%
D	*	* %	724,946	32.69%
E	*	* %	273,999	12.35%
Total	$965,290	60.20%	1,966,291	88.66%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025			2024
Suppliers	Amount	% of Total		Amount		% of Total
A	$1,266,176	10.82%		$	*	* %
B	*	*	%		2,301,768	17.54%
C	*	*	%		1,811,820	13.80%
D	*	*	%		1,438,856	10.96%
Total	$1,266,176	10.82%			5,552,444	42.30%